Financial liabilities - Summary of Long Term Debt (Parenthetical) (Detail)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2021	Mar. 31, 2020
US dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	48.00%	49.00%	48.00%
Euros [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	11.00%	12.00%	13.00%
Japanese yen [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	11.00%	16.00%	11.00%
Australian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	9.00%	6.00%	7.00%
Canadian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	5.00%	3.00%	4.00%
Other currencies [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	16.00%	14.00%	17.00%
Medium-term notes [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.46%	1.56%	2.05%
Borrowings maturity	2019 to 2048	2021 to 2048	2020 to 2048
Unsecured bonds [Member] | Parent [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.84%	1.40%	1.85%
Borrowings maturity	2019 to 2037	2021 to 2037	2020 to 2037
Unsecured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.12%	1.57%	1.69%
Secured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	7.78%	6.34%	7.52%
Borrowings maturity	2019 to 2022	2022 to 2024	2020 to 2023
Long-term debt [Member] | Unsecured loans principally from the bank [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.78%	1.40%	2.36%
Borrowings maturity	2019 to 2041	2021 to 2042	2020 to 2041
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.47%	1.25%	1.98%
Borrowings maturity	2019 to 2026	2021 to 2034	2020 to 2034
Long-term debt [Member] | Unsecured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Borrowings maturity	2019 to 2031	2021 to 2028	2020 to 2031